SHP ETF Trust
FIS Biblically Responsible Risk Managed ETF
Schedule of Investments
February 28, 2023 (Unaudited)
Investments	Number of Shares	Value
COMMON STOCKS — 95.1%
Auto Components — 1.0%
Gentex Corp.	7,500	$214,125

Automobiles — 1.0%
Toyota Motor Corp. - SP-ADR^	1,632	221,821

Banks — 6.1%
First Republic Bank	2,400	295,224
HDFC Bank Ltd. - ADR^	5,451	368,706
KeyCorp	20,352	372,238
Signature Bank	1,164	133,918
SVB Financial Group*	520	149,817
		1,319,903
Capital Markets — 3.0%
Brookfield Corp.^	7,460	248,045
FactSet Research Systems Inc.	960	397,968
		646,013
Chemicals — 1.8%
Valvoline, Inc.	11,274	396,845

Commercial Services & Supplies — 3.0%
GFL Environmental Inc.^	15,749	478,297
Republic Services, Inc.	1,349	173,927
		652,224
Construction Materials — 2.0%
Holcim Ltd. - ADR^	35,590	438,455

Containers & Packaging — 2.1%
Graphic Packaging Holding Co.	19,200	456,960

Diversified Telecommunication Services — 4.0%
Cogent Communications Holdings, Inc.	6,240	403,977
Orange SA - SP-ADR^	20,064	230,335
Verizon Communications Inc.	6,017	233,520
		867,832
Energy Equipment & Services — 3.4%
SBM Offshore NV^	27,733	407,782
Tenaris SA^	9,817	324,059
		731,841
Food & Staples Retailing — 3.0%
Casey’s General Stores, Inc.	1,920	399,264
Kroger Co. (The)	5,640	243,310
		642,574
Food Products — 0.9%
Nestle SA - SP-ADR^	1,824	205,227

Health Care Equipment & Supplies — 5.0%
Edwards Lifesciences Corp.*	3,168	254,834
Medtronic plc^	4,416	365,645
Zimmer Biomet Holdings, Inc.	3,744	463,769
		1,084,248
Health Care Providers & Services — 4.3%
Chemed Corp.	864	450,645
Humana Inc.	960	475,219
		925,864
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings Inc.*	192	484,608
Domino’s Pizza, Inc.	581	170,820
		655,428
Household Durables — 1.9%
Toll Brothers, Inc.	6,852	410,709

Household Products — 2.3%
Colgate-Palmolive Co.	3,168	232,215
Reckitt Benckiser Group plc^	18,433	260,458
		492,673
Industrial Conglomerates — 1.0%
Honeywell International Inc.	1,164	222,883

Insurance — 3.1%
AIA Group Ltd.^	9,641	409,935
Progressive Corp. (The)	1,829	262,498
		672,433
IT Services — 4.1%
Capgemini SE^	1,728	325,919
Fidelity National Information Services, Inc.	3,936	249,424
GoDaddy, Inc., Class A*	4,320	327,067
		902,410
Leisure Products — 1.4%
Polaris Inc.	2,772	315,315

Life Sciences Tools & Services — 1.0%
Charles River Laboratories International, Inc.*	960	210,566

Machinery — 2.4%
AGCO Corp.	2,113	297,532
Nordson Corp.	1,043	229,084
		526,616
Oil, Gas & Consumable Fuels — 1.8%
ConocoPhillips	1,825	188,614
EOG Resources, Inc.	1,818	205,470
		394,084
Pharmaceuticals — 2.8%
Pacira BioSciences, Inc.*	6,432	273,810
Zoetis Inc.	2,030	339,010
		612,820
Professional Services — 4.8%
Experian plc^	9,408	319,485
FTI Consulting, Inc.*	1,152	211,634
ManpowerGroup Inc.	3,360	285,197
RELX plc - SP-ADR^	7,776	235,535
		1,051,851
Real Estate Investment Trust— 1.4%
Crown Castle, Inc.	2,359	308,439

Road & Rail — 2.5%
Canadian Pacific Railway Ltd.^	3,360	255,158
Old Dominion Freight Line, Inc.	833	282,604
		537,762
Semiconductors & Semiconductor Equipment — 6.9%
NVIDIA Corp.	2,273	527,700
ON Semiconductor Corp.*	5,903	456,951
Skyworks Solutions, Inc.	3,146	350,999
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR^	1,920	167,175
		1,502,825
Software — 6.2%
Check Point Software Technologies Ltd.*^	2,593	320,806
Nice Ltd. - SP-ADR*^	1,283	266,107
Palo Alto Networks, Inc.*	2,538	478,083
ServiceNow, Inc.*	680	293,876
		1,358,872
Specialty Retail — 4.1%
Lowe’s Companies, Inc.	2,218	456,353
TJX Companies Inc. (The)	5,568	426,509
		882,862
Technology Hardware, Storage & Peripherals — 2.1%
Logitech International SA^	4,547	248,039
NetApp, Inc.	3,270	211,078
		459,117
Trading Companies & Distributors — 1.0%
Fastenal Co.	4,168	214,902

Wireless Telecommunication Services — 0.7%
Tele2 AB, Class B^	15,840	146,331

TOTAL COMMON STOCKS
(Cost $21,463,443)		20,682,830

SHORT-TERM INVESTMENTS — 4.6%
Money Market Fund
First American Treasury Obligations Fund, Class X, 4.480% (a)	1,004,249	1,004,249
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,004,249)		1,004,249

TOTAL INVESTMENTS — 99.7%
(Cost $22,467,692)		21,687,079
OTHER ASSETS LESS LIABILITIES — 0.3%		65,644
NET ASSETS — 100.0%		$21,752,723

*	Non-income producing security.
^	Foreign security.
(a)	7-day net yield.
ADR - American Depositary Receipt
SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FIS Biblically Responsible Risk Managed ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	71.0%
Canada	4.5%
Switzerland	4.1%
United Kingdom	3.7%
Israel	2.7%
France	2.5%
Hong Kong	1.9%
Netherlands	1.9%
India	1.7%
Ireland	1.7%
Luxembourg	1.5%
Japan	1.0%
Taiwan, Province of China	0.8%
Sweden	0.7%
Other(1)	0.3%
100.0%
(1) Includes cash and net other assets (liabilities).

SHP ETF Trust
FIS Biblically Responsible Risk Managed ETF
Notes to Quarterly Schedule of Investments
February 28, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

FIS Biblically Responsible Risk Managed ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$20,682,830	$-	$-	$20,682,830
Money Market Fund	1,004,249	-	-	1,004,249
Total Investments	$21,687,079	$-	$-	$21,687,079

* See Schedule of Investments for segregation by industry type.